Schedule of Investments (Unaudited) June 30, 2025

Quadratic Interest Rate Volatility and Inflation Hedge ETF

	Shares	Value
EXCHANGE-TRADED FUND — 68.4%
Schwab U.S. TIPS ETF (A)	8,896,742	$237,365,077
TOTAL EXCHANGE-TRADED FUND (Cost $273,428,532)		237,365,077

PURCHASED OPTIONS (B) — 16.9%
TOTAL PURCHASED OPTIONS (Cost $57,006,250)		58,668,829

TOTAL INVESTMENTS — 85.3% (Cost $330,434,782)		296,033,906
OTHER ASSETS LESS LIABILITIES – 14.7%		50,974,257
NET ASSETS - 100%		$347,008,163

(A)	For financial information on the Schwab U.S. TIPS ETF, please go to the Commission’s website at http:// www.sec.gov.
(B)	Refer to option table below.

A list of open option contracts held by the Fund as of June 30, 2025 was as follows:

Description	Counterparty	Number of Contracts^	Notional Amount†	Exercise Price	Expiration Date	Market Value
PURCHASED OPTIONS — 16.9%
Call Options
CMS 10Y - 2Y	Goldman Sachs	300,000	$14,250,000	0.20%	04/14/27	$15,929,318
CMS 10Y - 2Y	Nomura	225,000	10,687,500	0.05	04/08/26	11,962,417
CMS 10Y - 2Y	Morgan Stanley	200,000	9,500,000	0.28	12/09/26	9,216,484
CMS 10Y - 2Y	Morgan Stanley	250,000	8,375,000	0.50	09/15/27	9,165,827
CMS 10Y - 2Y	Morgan Stanley	125,000	5,468,750	0.03	01/28/26	6,074,111
CMS 10Y - 2Y	Goldman Sachs	100,000	3,400,000	0.55	05/17/28	3,590,597
CMS 10Y - 2Y	Goldman Sachs	100,000	5,325,000	0.08	09/17/25	2,730,075
Total Purchased Options			$57,006,250			$58,668,829

†	Represents cost.
^	Value equals 10,000 x Number of Contracts x Market Price

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

KRS-QH-015-1300

Schedule of Investments (Unaudited) June 30, 2025

Quadratic Deflation ETF

	Shares	Value
EXCHANGE-TRADED FUND — 86.4%
Vanguard Long-Term Treasury ETF (A)	139,823	$7,846,867
TOTAL EXCHANGE-TRADED FUND (Cost $12,604,675)		7,846,867

PURCHASED OPTIONS (B) — 4.0%
TOTAL PURCHASED OPTIONS (Cost $958,500)		368,296

TOTAL INVESTMENTS — 90.4% (Cost $13,563,175)		8,215,163
OTHER ASSETS LESS LIABILITIES – 9.6%		869,458
NET ASSETS - 100%		$9,084,621

(A)	For financial information on the Vanguard Long-Term Treasury ETF, please go to the Commission’s website at http://www.sec.gov.
(B)	Refer to option table below.

A list of open option contracts held by the Fund as of June 30, 2025 was as follows:

Description	Counterparty	Number of Contracts^	Notional Amount†	Exercise Price	Expiration Date	Market Value
PURCHASED OPTIONS — 4.0%
Put Options
CMS 30Y – 2Y	Goldman Sachs	7,000	$206,500	0.62%	04/22/26	$127,814
CMS 30Y – 2Y	Goldman Sachs	4,000	115,000	0.80	10/14/26	120,359
CMS 30Y – 2Y	Nomura	8,000	340,000	0.25	08/12/26	78,257
CMS 30Y – 2Y	Goldman Sachs	9,000	297,000	0.33	09/24/25	41,866
Total Purchased Options			$958,500			$368,296

†	Represents cost.
^	Value equals 10,000 x Number of Contracts x Market Price

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

KRS-QH-031-0800

Schedule of Investments (Unaudited) June 30, 2025

Glossary (abbreviations used in preceding Schedule of Investments):

Fund Abbreviations
CMS — Constant Maturity Swap
ETF — Exchange-Traded Fund

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